Taxation	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Taxation
4.
Taxation

In accordance with ASC Topic 740, Income Taxes, (“ASC 740”) income taxes are recognized for the amount of taxes payable for the current year and for the impact of deferred tax liabilities and assets, which represent future tax consequences of events that have been recognized differently in the financial statements than for tax purposes. Deferred tax assets and liabilities are established using the enacted statutory tax rates and are adjusted for any changes in such rates in the period of change.

Income tax benefit

The components of loss before taxes for the year ended December 31, 2021, 2020 and 2019 consisted of the following:

	For the Year Ended December 31,
	2021	2020	2019
United Kingdom	$(447,808)	$(83,049)	$(28,289)
United States	(73,789)	(177,582)	(139,950)
Foreign Other	326,159	74,718	41,578
Loss from operations before taxes	$(195,438)	$(185,913)	$(126,661)

Income tax benefit comprises current and deferred tax. Current tax and deferred tax are recognized in the Consolidated Statements of Comprehensive Loss except to the extent that they relate to a business combination or items recognized directly in equity or in other comprehensive income. The income tax benefit consists of the following:

	For the Year Ended December 31,
	2021	2020	2019
Current:
United Kingdom	$(4,364)	$(1,041)	$(1,363)
United States	(25,926)	(16,698)	(2,189)
Foreign Other	42,173	19,682	14,445
Total	11,883	1,943	10,893

Deferred:
United Kingdom	(90,345)	(3,664)	(9,659)
United States	4,468	(42,911)	(4,904)
Foreign Other	(11,116)	(14,567)	(12,854)
Total	(96,993)	(61,142)	(27,417)
Income tax benefit	$(85,110)	$(59,199)	$(16,524)

The effective tax rate for the years ended December 31, 2021, 2020 and 2019 was 43.5%, 31.8% and 13.0%, respectively. The reconciliation of the statutory income tax rate to the Company’s effective income tax rate is as follows:

	For the Year Ended December 31,
	2021	2020	2019
United Kingdom corporate tax rate	19.0%	19.0%	19.0%
Changes in respect of prior periods	8.2%	11.1%	14.2%
Rate change	1.8%	(5.7)%	—
Expenses not deductible for tax purposes	(9.4)%	—	(3.3)%
Gains and losses not subject to income tax	0.6%	—	1.6%
Movement in deferred tax not recognized	1.4%	(2.5)%	(26.7)%
Tax losses not recognized	—	0.5%	(6.0)%
Foreign income taxed at different rates	21.3%	6.8%	13.4%
Other	0.6%	2.6%	0.8%
Effective tax rate	43.5%	31.8%	13.0%

Uncertain tax positions

Accounting for taxes involves some estimation because the tax law is uncertain, and the application requires a degree of judgment, which authorities may dispute. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. The Company establishes reserves for uncertain tax positions where appropriate, based on amounts expected to be paid to the tax authorities.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits for uncertain tax positions is as follows:

	For the Year Ended December 31,
	2021	2020	2019
Beginning unrecognized tax benefits	$18,784	$24,593	$25,660
Increases related to prior year tax positions	4,451	1,956	651
Decreases related to prior year tax positions	(3,912)	(8,034)	(1,036)
Increases related to current year tax provisions	589	286	921
Decreases related to current year tax positions	(1,013)	(17)	(143)
Decreases related to settlement with tax authorities	(2,155)	—	(1,460)
Closing unrecognized tax benefits	$16,744	$18,784	$24,593

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for the years ended December 31, 2021, 2020 and 2019 is $16,744, $18,784 and $24,593, respectively, which is recorded within “Accounts payable and other liabilities” within the Consolidated Statements of Financial Position (See Note 11). This is the amount held in respect of uncertain tax positions across all jurisdictions for all periods where the statutes of limitation have not closed. The Company classifies interest and penalties on income taxes as a component of the provision for income taxes. The total amount of interest and penalties accrued as of December 31, 2021 was $1,276 and $166, respectively, and as of December 31, 2020 were $2,677 and $390, respectively, and as of December 31, 2019 were $3,286 and $631, respectively.

There are no events anticipated within the next 12 months that would significantly increase or decrease the total amount of unrecognized tax benefits.

We conduct business globally and file income tax returns in the United Kingdom, United States and other foreign jurisdictions. In the normal course of business, we are subject to examination by taxing authorities around the world. The Company is no longer subject to income tax examinations by tax authorities in the United Kingdom, United States and other foreign jurisdictions for tax years before 2014.

Recognition of deferred tax assets and liabilities

Deferred tax assets and liabilities reflect the effect of the differences between the financial reporting and income tax bases of assets and liabilities based on tax rates (and laws) enacted by the balance sheet date and which are expected to apply when the related deferred tax asset is realized, or the deferred tax liability is settled.

The realization of deferred tax assets is dependent on generating sufficient taxable income in future periods in which the tax benefits are deductible or creditable. We review the realization of deferred tax assets at each reporting date by estimating future taxable income of the relevant group entities. A valuation allowance is provided in respect of those assets where we do not expect to realize a benefit. All available evidence is considered in determining the amount of the required valuation allowance using a “more likely than not” threshold. Our assessment considers both positive and negative evidence and the extent to which that evidence can be objectively verified. Such evidence includes: (i) net earnings or losses in recent years; (ii) the likelihood of future, sustainable net earnings; (iii) the carry forward periods of tax losses and the impact of relevant reversing temporary differences; and (iv) any available tax planning strategies.

Income and foreign withholding taxes have not been recognized on the excess of the amount included for financial reporting purposes over the tax basis of investments in foreign subsidiaries in Austria, Canada and the United States on the basis that they are indefinitely reinvested. For these territories where the indefinite investment criteria is satisfied, the amounts becomes taxable upon a repatriation of assets from the subsidiary or a sale or liquidation of the subsidiary. As of December 31, 2021, 2020 and 2019, the amount of such taxable temporary differences totaled $811,957, $651,851 and $861,875, respectively, and the amount of any unrecognized deferred income tax liability on this temporary difference is $2,441, $4,042 and $2,541, respectively. For our domestic subsidiaries in the United Kingdom, the Company has no intention of remitting earnings and/or no withholding tax would be imposed and therefore no deferred tax has been provided.

The principal components of deferred tax were as follows:

	For the Year Ended December 31,
	2021	2020
Deferred tax assets:
Property and equipment	$9,043	$9,296
Intangible assets	50,634	42,379
Carry forward tax losses	129,994	105,648
Excess interest carry forward	77,049	55,015
Accrued and unpaid expenses	13,094	16,694
Financial instruments	14,943	10,495
Other	9,298	16,766
Total deferred tax assets	304,055	256,293
Valuation allowance	(51,976)	(57,043)
Net deferred tax assets	252,079	199,250
Deferred tax liabilities:
Property and equipment	(1,857)	(2,246)
Intangible assets	(287,278)	(294,489)
Other	(5,904)	(7,365)
Total deferred tax liabilities	(295,039)	(304,100)
Net deferred tax liabilities	$(42,960)	$(104,850)

Accounting for income taxes under U.S. GAAP requires that individual tax-paying entities offset all deferred tax assets and liabilities within each particular tax jurisdiction and present them net as non-current in the Statement of Consolidated Financial Position. As of December 31, 2021, $230,153 of the $252,079 deferred tax assets arose in the same taxable entities or consolidated tax groups as deferred tax liabilities where there is a legally enforceable right to offset current tax assets against current tax liabilities. As of December 31, 2020, $181,581 of the $199,250 deferred tax assets arose in the same taxable entities or consolidated tax groups as deferred tax liabilities where there is a legally enforceable right to offset current tax assets against current tax liabilities. Therefore, the net differences of $21,926 and $17,669 are reflected as “Deferred tax assets” within the Consolidated Statements of Financial Position as of December 31, 2021 and 2020, respectively.

As of December 31, 2021, the gross deferred tax liability of $295,039 is presented on the Consolidated Statements of Financial Position on a net basis with $230,153 of deferred tax assets, reflected as a deferred tax liability of $64,886. As of December 31, 2020, the gross deferred tax liability of $304,100 is presented on the Consolidated Statements of Financial Position on a net basis with $181,581 of deferred tax assets, reflected as a deferred tax liability of $122,519.

As of December 31, 2021, 2020 and 2019, the Company has net operating loss carry forwards of $508,434, $508,729 and $379,363, respectively. As of December 31, 2021, $166,033 of those carry forwards will expire between December 31, 2022 and December 31, 2050 if not utilized. The remaining balance of $342,401 are indefinite loss carry forwards with no expiry date.

A valuation allowance is provided against deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized. For the years ended December 31, 2021 and 2020, the valuation allowance for the Company was $51,976 and $57,043, respectively. The current movement primarily relates to the release of valuation allowance on excess interest expenses carried forward in the US, this is offset by increases in valuation allowance on deductible temporary differences and carried forward losses in Canada. The decrease in the valuation allowance during the year ended December 31, 2021 was $5,067 and the decrease in the valuation allowance during the year ended December 31, 2020 was $15,291.